NOTES RECEIVABLE (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 9,925,155	$ 2,421,581
Bank Acceptance Note Receivable One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes		322,878
Repayment date	Mar. 09, 2014
Bank Acceptance Note Receivable Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes		322,878
Repayment date	Mar. 09, 2014
Bank Acceptance Note Receivable Three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes		1,452,948
Repayment date	Mar. 12, 2014
Bank Acceptance Note Receivable Four [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes		80,719
Repayment date	May 11, 2014
Bank Acceptance Note Receivable Five [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes		80,719
Repayment date	May 11, 2014
Bank Acceptance Note Receivable Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes		161,439
Repayment date	May 21, 2014
Bank Acceptance Note Receivable Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	1,627,075
Repayment date	Jan. 17, 2015
Bank Acceptance Note Receivable Eight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	1,627,075
Repayment date	Feb. 28, 2015
Bank Acceptance Note Receivable Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	1,627,075
Repayment date	Mar. 10, 2015
Bank Acceptance Note Receivable Ten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	1,464,366
Repayment date	Mar. 26, 2015
Bank Acceptance Note Receivable Eleven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	1,627,075
Repayment date	Apr. 16, 2015
Bank Acceptance Note Receivable Twelve [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	1,627,075
Repayment date	Apr. 30, 2015
Bank Acceptance Note Receivable Thirteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 325,414
Repayment date	Jun. 25, 2015